Segmented Information	6 Months Ended
Jul. 31, 2026
Segmented Information
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions.

The Company has determined that it has a chief operating decision maker (“CODM”) comprised of the Company’s chief executive officer and president & chief operating officer. The CODM assesses performance for the Company and makes operating decisions based on consolidated net income and Adjusted EBITDA. The term “Adjusted EBITDA” refers to a financial measure that we define as earnings before certain charges that management considers to be non - operating expenses and which consist of interest, taxes, depreciation, amortization, stock - based compensation (for which we include related fees and taxes) and other charges (for which we include restructuring charges, acquisition - related expenses, and contingent consideration incurred due to better - than - expected performance from acquisitions). Management considers these non - operating expenses to be outside the scope of Descartes’ ongoing operations and the related expenses are not used by management to measure operations. Accordingly, these expenses are excluded from Adjusted EBITDA, which we reference to both measure our operations and as a basis of comparison of our operations from period - to - period. Adjusted EBITDA is a non - GAAP financial measure and may not be comparable to similarly titled measures reported by other companies. The CODM uses net income and Adjusted EBITDA to assess overall performance of the Company and to evaluate whether to reinvest profits or invest in acquisitions. Asset information is not regularly provided to the CODM and as such the CODM does not make decisions based on assets.

The following table provides a breakdown of the measures of profit regularly provided to the CODM:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025
Revenues	201,108	179,815	394,729	348,554
Less:
Headcount-related costs, including stock compensation expense	73,587	72,913	145,373	138,812
Cost of revenues and network charges (exclusive of other items presented separately)	19,126	17,231	37,824	33,113
Third-party software and maintenance	7,616	6,529	14,842	12,542
Other segment items	15,650	12,954	30,279	27,137
Depreciation	1,586	1,501	3,073	2,951
Amortization of intangible assets	18,072	20,504	35,336	39,618
	135,637	131,632	266,727	254,173
Income from operations	65,471	48,183	128,002	94,381
Interest expense	(240)	(243)	(476)	(479)
Investment and other income	3,322	1,550	6,309	3,512
Income before taxes	68,553	49,490	133,835	97,414
Income tax expense	18,524	11,470	35,330	23,150
Net income, as reported on condensed consolidated statements of operations	50,029	38,020	98,505	74,264

Adjustments to reconcile to Adjusted EBITDA:
Interest expense	240	243	476	479
Investment and other income	(3,322)	(1,550)	(6,309)	(3,512)
Income tax expense	18,524	11,470	35,330	23,150
Depreciation expense	1,586	1,501	3,073	2,951
Amortization of intangible assets	18,072	20,504	35,336	39,618
Stock-based compensation and related taxes	7,978	4,911	15,404	9,824
Other charges (Note 20)	1,259	5,119	2,334	8,568
Adjusted EBITDA	94,366	80,218	184,149	155,342

Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.

The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025
Revenues
United States	141,918	121,530	276,781	234,962
Europe, Middle-East and Africa	42,635	42,326	85,965	82,725
Canada	11,070	10,781	21,409	20,668
Asia Pacific	5,485	5,178	10,574	10,199
	201,108	179,815	394,729	348,554

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025
Revenues
Services	188,616	166,773	369,095	323,379
Professional services and other	12,391	12,825	23,900	24,618
License	101	217	1,734	557
	201,108	179,815	394,729	348,554

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	July 31,	January 31,
	2026	2026
Total long-lived assets
United States	288,739	275,763
Europe, Middle-East and Africa	39,658	44,103
Canada	17,566	20,016
Asia Pacific	5,045	5,694
	351,008	345,576